Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	¥ 71,888	¥ 87,251	¥ 164,483
Short-term lease cost	1,898	2,080	275
Variable cost	358	1,117	973
Cash paid for operating leases	74,550	96,296	180,561
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 150,747	¥ 36,263	¥ 76,040